Property, Plant and Equipment - Summary of Reconciliation of Carrying Amount of Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 567	$ 512
Depreciation for the year	145	122	$ 128
Property, plant and equipment including right-of-use assets at end of period	831	567	512
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	15	15
Property, plant and equipment including right-of-use assets at end of period	21	15	15
Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	158	172
Property, plant and equipment including right-of-use assets at end of period	202	158	172
Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	360	294
Property, plant and equipment including right-of-use assets at end of period	570	360	294
Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	34	31
Property, plant and equipment including right-of-use assets at end of period	38	34	31
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,125	1,034
Additions	374	205
Acquisition through business combination	29	1
Write-offs/disposal	(95)	(93)
Effects of movements in exchange rates	52	(22)
Property, plant and equipment including right-of-use assets at end of period	1,485	1,125	1,034
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	77	78
Additions	20	13
Acquisition through business combination	0
Write-offs/disposal	(11)	(12)
Effects of movements in exchange rates	1	(2)
Property, plant and equipment including right-of-use assets at end of period	87	77	78
Cost | Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	308	297
Additions	57	30
Acquisition through business combination	28	1
Write-offs/disposal	(23)	(20)
Effects of movements in exchange rates	20
Property, plant and equipment including right-of-use assets at end of period	390	308	297
Cost | Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	662	592
Additions	284	150
Acquisition through business combination	0
Write-offs/disposal	(55)	(60)
Effects of movements in exchange rates	26	(20)
Property, plant and equipment including right-of-use assets at end of period	917	662	592
Cost | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	78	67
Additions	13	12
Acquisition through business combination	1
Write-offs/disposal	(6)	(1)
Effects of movements in exchange rates	5
Property, plant and equipment including right-of-use assets at end of period	91	78	67
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(558)	(522)
Depreciation for the year	145	122
Write-offs/disposal	77	77
Effects of movements in exchange rates	(28)	9
Property, plant and equipment including right-of-use assets at end of period	(654)	(558)	(522)
Accumulated depreciation and impairment losses | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(62)	(63)
Depreciation for the year	14	12
Write-offs/disposal	11	12
Impairment loss	0
Effects of movements in exchange rates	(1)	1
Property, plant and equipment including right-of-use assets at end of period	(66)	(62)	(63)
Accumulated depreciation and impairment losses | Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(150)	(125)
Depreciation for the year	47	44
Write-offs/disposal	21	19
Impairment loss	0
Effects of movements in exchange rates	(12)
Property, plant and equipment including right-of-use assets at end of period	(188)	(150)	(125)
Accumulated depreciation and impairment losses | Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(302)	(298)
Depreciation for the year	73	57
Write-offs/disposal	39	45
Effects of movements in exchange rates	(11)	8
Property, plant and equipment including right-of-use assets at end of period	(347)	(302)	(298)
Accumulated depreciation and impairment losses | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(44)	(36)
Depreciation for the year	11	9
Write-offs/disposal	6	1
Impairment loss	0
Effects of movements in exchange rates	(4)
Property, plant and equipment including right-of-use assets at end of period	$ (53)	$ (44)	$ (36)